Label	Element	Value
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	£ 26,104,000,000
Borrowings, Excluding Bank Overdrafts	nggtf_BorrowingsExcludingBankOverdrafts	26,657,000,000
Capital redemption reserve [member]
Other reserves	ifrs-full_OtherReserves	19,000,000
Reserve Of Gains and Losses On Financial Liabilities Measured At Fair Value Through Other Comprehensive Income [Member]
Other reserves	ifrs-full_OtherReserves	46,000,000
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
Other reserves	ifrs-full_OtherReserves	7,000,000
Reserve of gains and losses from investments in equity instruments [member]
Other reserves	ifrs-full_OtherReserves	34,000,000
Reserve of exchange differences on translation [member]
Other reserves	ifrs-full_OtherReserves	390,000,000
Reserve of cash flow hedges [member]
Other reserves	ifrs-full_OtherReserves	125,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Other reserves	ifrs-full_OtherReserves	0
Merger reserve [member]
Other reserves	ifrs-full_OtherReserves	(5,165,000,000)
IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	(196,000,000)
Borrowings [Member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	26,657,000,000
Financing Derivatives [Member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	(553,000,000)
Share premium [member]
Equity	ifrs-full_Equity	1,321,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	18,636,000,000
Equity attributable to owners of parent [member] | IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	(196,000,000)
Retained earnings [member]
Equity	ifrs-full_Equity	21,331,000,000
Retained earnings [member] | IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	(268,000,000)
Other Equity Reserves [Member]
Equity	ifrs-full_Equity	(4,468,000,000)	[1]
Other Equity Reserves [Member] | IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	72,000,000	[1]
Issued capital [member]
Equity	ifrs-full_Equity	452,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	16,000,000
Gross carrying amount [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	63,544,000,000
Gross carrying amount [member] | Plant And Machinery [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	54,450,000,000
Gross carrying amount [member] | Motor Vehicles And Office Equipment [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	950,000,000
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	3,719,000,000
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	£ 4,425,000,000

[1]	For further details of other equity reserves, see note 28.